Intangible Assets - Schedule of Intangible Assets Associated with Products (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Intangible assets associated with products
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 3,475,773	¥ 4,113,726	¥ 4,135,020
Marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,556,431	3,148,680	3,164,380
Marketed products | Immunoglobulins
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 710,287	795,903
Remaining amortization period	10 years
Marketed products | TAKHZYRO
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 496,676	562,434
Remaining amortization period	9 years
Marketed products | ADVATE & ADYNOVATE/ADYNOVI
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 220,595	269,275
Remaining amortization period	5 years
Marketed products | ALUNBRIG
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 163,329	212,376
Remaining amortization period	6 years
Marketed products | VYVANSE/ELVANSE
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 95,566	223,589
Remaining amortization period	1 year
In-process R&D
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 919,342	965,045	¥ 970,640
In-process R&D | Zasocitinib (TAK-279)
Disclosure of detailed information about intangible assets [line items]
Intangible assets	¥ 609,329	¥ 613,329